Property, Plant and Equipment, Net - Summary of Changes in Right-of-use Assets Property Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	₩ 1,091,846
Right of use assets Acquisitions	243,649	₩ 184,260
Business Combination		193,572
Depreciation	(176,021)	(175,410)
Others	10,162	(146,789)
Ending balance	1,169,636	1,091,846
Land [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	368,167
Right of use assets Acquisitions	10,470	18,077
Business Combination		0
Depreciation	(15,582)	(16,843)
Others	734	(24,513)
Ending balance	363,789	368,167
Buildings and structures [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	163,648
Right of use assets Acquisitions	49,929	74,454
Business Combination		6,714
Depreciation	(52,697)	(50,397)
Others	(9,514)	(10,977)
Ending balance	151,366	163,648
Machinery and equipment [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	319,021
Right of use assets Acquisitions	73,761	43,088
Business Combination		175,795
Depreciation	(55,481)	(56,333)
Others	18,303	(99,734)
Ending balance	355,604	319,021
Vehicles [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	18,652
Right of use assets Acquisitions	38,410	12,467
Business Combination		98
Depreciation	(16,456)	(12,015)
Others	7,622	3,349
Ending balance	48,228	18,652
Ships [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	215,496
Right of use assets Acquisitions	28,178	23,793
Business Combination		0
Depreciation	(22,920)	(18,355)
Others	0	2
Ending balance	220,754	215,496
Other assets [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	6,862
Right of use assets Acquisitions	42,901	12,381
Business Combination		10,965
Depreciation	(12,885)	(21,467)
Others	(6,983)	(14,916)
Ending balance	29,895	6,862
Date of initial application IFRS-16 [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	1,091,846	1,036,213
Ending balance		1,091,846
Date of initial application IFRS-16 [member] | Land [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	368,167	391,446
Ending balance		368,167
Date of initial application IFRS-16 [member] | Buildings and structures [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	163,648	143,854
Ending balance		163,648
Date of initial application IFRS-16 [member] | Machinery and equipment [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	319,021	256,205
Ending balance		319,021
Date of initial application IFRS-16 [member] | Vehicles [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	18,652	14,753
Ending balance		18,652
Date of initial application IFRS-16 [member] | Ships [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	215,496	210,056
Ending balance		215,496
Date of initial application IFRS-16 [member] | Other assets [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	₩ 6,862	19,899
Ending balance		₩ 6,862